UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30,2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    MCDANIEL TERRY & CO
Address: 2630 Exposition Blvd.
         Suite 300
         Austin, TX  78703

13F File Number:  28-04015

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:     Terry McDaniel
Title:    President
Phone:    512-495-9500
Signature, Place, and Date of Signing:

    Terry McDaniel    Austin, Texas    July 24, 2006


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:
N/A

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Form 13F Summary Page

Report Summary:

Number of other included managers:      0

Form 13F Information Table Entry Total: 54

Form 13F Information Table Value Total: $168299 (thousands)

List of Other Included Managers:	none



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              604059105      333     4120 SH       SOLE                                       4120
A T & T Inc New                COM              00206r102      573    20528 SH       SOLE                                      20528
Abbott Labs                    COM              002824100      316     7242 SH       SOLE                                       7242
Altria Group Incorporated      COM              02209s103      217     2950 SH       SOLE                                       2950
American International Group   COM              026874107     4323    73203 SH       SOLE                                      73203
Apple Computer                 COM              037833100     5612    97990 SH       SOLE                                      97990
Automatic Data Processing      COM              053015103     4243    93567 SH       SOLE                                      93567
BP PLC ADR                     COM              055622104     4332    62234 SH       SOLE                                      62234
Bell South                     COM              079860102      219     6060 SH       SOLE                                       6060
Canon Inc. ADR                 COM              138006309     5969    81465 SH       SOLE                                      81465
Chevron Corp New Com           COM              166764100     1132    18236 SH       SOLE                                      18236
Cisco Systems                  COM              17275R102     1636    83761 SH       SOLE                                      83761
Citigroup Inc                  COM              172967101      342     7085 SH       SOLE                                       7085
Coca-Cola                      COM              191216100     4347   101041 SH       SOLE                                     101041
Compass Bancshares Inc.        COM              20449H109      771    13860 SH       SOLE                                      13860
Dell Inc.                      COM              24702r101      206     8425 SH       SOLE                                       8425
Donaldson Co.                  COM              257651109     6743   199078 SH       SOLE                                     199078
Dover Corp.                    COM              260003108     5183   104861 SH       SOLE                                     104861
Dupont de Nemours              COM              263534109      502    12068 SH       SOLE                                      12068
Echelon                        COM              27874n105      259    34603 SH       SOLE                                      34603
Emerson Electric               COM              291011104     4807    57361 SH       SOLE                                      57361
Exxon Mobil                    COM              30231G102     5507    89769 SH       SOLE                                      89769
Fed Ex Corp                    COM              31428x106     3198    27369 SH       SOLE                                      27369
General Electric               COM              369604103      794    24099 SH       SOLE                                      24099
Home Depot                     COM              437076102     2597    72551 SH       SOLE                                      72551
Illinois Tool Works            COM              452308109     5615   118210 SH       SOLE                                     118210
Intel Corp.                    COM              458140100     1433    75432 SH       SOLE                                      75432
Johnson & Johnson              COM              478160104     5926    98901 SH       SOLE                                      98901
Luminex Corp                   COM              55027E102      932    53576 SH       SOLE                                      53576
McGraw Hill                    COM              580645109      251     5000 SH       SOLE                                       5000
Microsoft Corp                 COM              594918104     3287   141088 SH       SOLE                                     141088
Molex Inc.                     COM              608554101     4090   121834 SH       SOLE                                     121834
National Instruments Corp.     COM              636518102     1626    59340 SH       SOLE                                      59340
Nokia                          COM              654902204     1733    85524 SH       SOLE                                      85524
Nordson Corp.                  COM              655663102     4616    93855 SH       SOLE                                      93855
Novartis ADR                   COM              66987V109     3047    56515 SH       SOLE                                      56515
Pepsico Inc.                   COM              713448108      522     8693 SH       SOLE                                       8693
Procter & Gamble               COM              742718109     5983   107614 SH       SOLE                                     107614
Royal Dutch Shell PLC ADR      COM              780259206     4389    65531 SH       SOLE                                      65531
Sabine Royalty Trust UBI       COM              785688102      610    14000 SH       SOLE                                      14000
San Juan Basin Royalty Trust   COM              798241105    24011   616452 SH       SOLE                                     616452
Schlumberger Ltd               COM              806857108     6569   100898 SH       SOLE                                     100898
Sigma-Aldrich                  COM              826552101     5115    70420 SH       SOLE                                      70420
Sysco Corp.                    COM              871829107     3797   124236 SH       SOLE                                     124236
Target                         COM              87612e106      621    12700 SH       SOLE                                      12700
Telefonica de Espana           COM              879382208      792    15922 SH       SOLE                                      15922
Unilever N.V.                  COM              904784709     3278   145374 SH       SOLE                                     145374
United Parcel Serv Cl B        COM              911312106     3716    45134 SH       SOLE                                      45134
Vodafone                       COM              92857t107      258    12120 SH       SOLE                                      12120
W.W. Grainger                  COM              384802104     5292    70346 SH       SOLE                                      70346
Wal-Mart Stores                COM              931142103     3274    67966 SH       SOLE                                      67966
Weyerhaeuser                   COM              962166104     2572    41315 SH       SOLE                                      41315
Whole Foods Market             COM              966837106      394     6100 SH       SOLE                                       6100
REPORT SUMMARY		       54 DATA RECORDS		     168299         0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

